Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.5%

Communication Services— 10.6%
Alphabet, Cl A*	96	$198,002
Alphabet, Cl C*	93	192,383
AT&T	6,527	197,572
Comcast, Cl A	4,198	227,154
Facebook, Cl A*	852	250,939
Interpublic Group	355	10,366
Lumen Technologies	865	11,548
Verizon Communications	3,821	222,191
Walt Disney	1,650	304,458

		1,614,613

Consumer Discretionary— 9.2%
Amazon.com*	164	507,429
Aptiv PLC*	235	32,406
Autoliv	71	6,589
Best Buy	213	24,454
Carnival*	647	17,171
Darden Restaurants	113	16,046
Deckers Outdoor*	24	7,930
eBay	618	37,846
Expedia Group	123	21,171
Ford Motor*	3,407	41,736
Gap	179	5,331
General Motors	1,144	65,734
Hasbro	117	11,246
Hilton Worldwide Holdings*	251	30,351
Lululemon Athletica*	104	31,898
Marriott International, Cl A	240	35,547
McDonald’s	689	154,433
NIKE, Cl B	65	8,638
PVH	2	211
Royal Caribbean Cruises	166	14,211
Starbucks	1,075	117,465
Target	463	91,707
TJX	1,101	72,831
VF	290	23,177
Yum! Brands	251	27,153

		1,402,711

Consumer Staples— 7.4%
Archer-Daniels-Midland	485	27,645
Campbell Soup	186	9,350
Church & Dwight	231	20,178
Clorox	120	23,145
Coca-Cola	3,381	178,212
Colgate-Palmolive	799	62,985
Conagra Brands	454	17,070
Estee Lauder, Cl A	208	60,497
General Mills	536	32,868
Hershey	136	21,510
J M Smucker	106	13,412
Kellogg	236	14,939
Kimberly-Clark	317	44,079
Kraft Heinz	567	22,680
Kroger	727	26,165
Molson Coors Beverage, Cl B	165	8,440
PepsiCo	1,209	171,013
Procter & Gamble	2,297	311,083
Tyson Foods, Cl A	267	19,838
Walgreens Boots Alliance	630	34,587

		1,119,696

Financials— 10.5%
Aflac	572	29,275
Allstate	281	32,287
Ally Financial	12	543
American Express	596	84,298
American International Group	778	35,951
Ameriprise Financial	109	25,337

Description	Shares	Fair Value

Bank of America	6,631	$256,553
Bank of New York Mellon	744	35,184
BlackRock, Cl A	133	100,277
Capital One Financial	414	52,673
Citigroup	1,885	137,134
Comerica	4	287
Discover Financial Services	10	950
Fifth Third Bancorp	646	24,193
First Republic Bank	159	26,513
Goldman Sachs Group	300	98,100
Hannon Armstrong Sustainable Infrastructure Capital‡	1,036	58,119
Hartford Financial Services Group	325	21,707
Huntington Bancshares	923	14,510
KeyCorp	883	17,642
Lincoln National	158	9,838
M&T Bank	4	606
MetLife	666	40,486
Moody’s	151	45,090
Morgan Stanley	1,245	96,687
Northern Trust	190	19,971
PNC Financial Services Group	15	2,631
Principal Financial Group	232	13,911
Progressive	546	52,203
Prudential Financial	360	32,796
Regions Financial	836	17,272
S&P Global	226	79,748
State Street	323	27,135
T Rowe Price Group	210	36,036
US Bancorp	1,241	68,640
Voya Financial	115	7,319
Wells Fargo	98	3,829

		1,605,731

Health Care— 17.6%
Abbott Laboratories	1,551	185,872
AbbVie	1,643	177,806
Agilent Technologies	284	36,108
AmerisourceBergen, Cl A	128	15,113
Amgen	542	134,855
Anthem	231	82,917
Baxter International	473	39,893
Becton Dickinson	316	76,835
Biogen*	143	40,004
BioMarin Pharmaceutical*	159	12,006
Bristol-Myers Squibb	2,093	132,131
Cardinal Health	274	16,645
Cigna	335	80,983
CVS Caremark	1,205	90,652
Edwards Lifesciences*	555	46,420
Eli Lilly	749	139,928
Gilead Sciences	1,175	75,940
Johnson & Johnson	1,950	320,483
McKesson	150	29,256
Medtronic PLC	1,231	145,418
Merck	2,219	171,063
Perrigo PLC	119	4,816
Pfizer	5,122	185,570
Quest Diagnostics	125	16,043
Regeneron Pharmaceuticals*	101	47,787
ResMed	9	1,746
UnitedHealth Group	883	328,538
Vertex Pharmaceuticals*	228	48,995
Viatris, Cl W*	31	433

		2,684,256

Industrials— 7.8%
3M	504	97,111
Alaska Air Group	3	208
American Airlines Group	10	239
Caterpillar	498	115,471
CSX	707	68,169

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Description	Shares	Fair Value

Cummins	137	$35,498
Delta Air Lines*	569	27,471
Eaton PLC	368	50,887
Emerson Electric	547	49,350
FedEx	8	2,272
General Electric	7,894	103,648
IHS Markit	346	33,486
Illinois Tool Works	266	58,924
Johnson Controls International PLC	665	39,681
Nielsen Holdings PLC	13	327
Norfolk Southern	234	62,834
Owens Corning	99	9,117
Pentair PLC	152	9,473
Rockwell Automation	108	28,668
Southwest Airlines	361	22,043
TransUnion	166	14,940
Trex*	101	9,245
Union Pacific	622	137,095
United Parcel Service, Cl B	625	106,244
Verisk Analytics, Cl A	151	26,680
Waste Management	358	46,189
WW Grainger	41	16,438
XPO Logistics*	5	616
Xylem	158	16,619

		1,188,943

Information Technology— 29.5%
Accenture PLC, Cl A	586	161,882
Adobe*	452	214,867
Apple	4,684	572,150
Autodesk*	207	57,370
Automatic Data Processing	375	70,676
Enphase Energy*	2,810	455,670
First Solar*	2,482	216,679
HP	1,257	39,910
Intel	2,858	182,912
International Business Machines	25	3,332
Intuit	244	93,467
Keysight Technologies*	162	23,231
Mastercard, Cl A	814	289,825
Microsoft	2,597	612,295
Motorola Solutions	148	27,831
NVIDIA	591	315,553
PayPal Holdings*	848	205,928
QUALCOMM	993	131,662
salesforce.com*	853	180,725
SolarEdge Technologies*	985	283,128
TE Connectivity	289	37,313
Texas Instruments	48	9,071
Visa, Cl A	1,253	265,298
VMware, Cl A*	4	602
Workday, Cl A*	166	41,239

		4,492,616

Materials— 1.9%
Air Products & Chemicals	206	57,956
Avery Dennison	72	13,223
Celanese, Cl A	102	15,281
Dow	646	41,305
Eastman Chemical	6	661
Ecolab	231	49,450
International Flavors & Fragrances	99	13,822
International Paper	362	19,573
Mosaic	312	9,862
Newmont	703	42,370
PPG Industries	216	32,456

		295,959

Real Estate— 2.0%
AvalonBay Communities‡	122	22,510
CBRE Group, Cl A*	306	24,208

Description	Shares	Fair Value

Equinix‡	84	$57,086
Equity LifeStyle Properties‡	148	9,419
Healthpeak Properties‡	493	15,648
Host Hotels & Resorts‡	610	10,278
Iron Mountain‡	265	9,808
Jones Lang LaSalle	2	358
Kimco Realty‡	15	281
Prologis‡	686	72,716
Ventas‡	336	17,922
VEREIT‡	24	927
Welltower‡	365	26,145
Weyerhaeuser‡	680	24,208
WP Carey‡	154	10,897

		302,411

Utilities— 3.0%
American Water Works	169	25,337
Atlantica Sustainable Infrastructure PLC	3,080	112,820
Brookfield Renewable, Cl A	222	10,390
CenterPoint Energy	498	11,280
CMS Energy	251	15,366
Consolidated Edison	313	23,412
Dominion Energy	714	54,235
Edison International	346	20,276
Entergy	175	17,407
Essential Utilities	195	8,726
Eversource Energy	301	26,063
Exelon	885	38,710
NiSource	350	8,439
PG&E*	1,301	15,235
PPL	673	19,409
Sempra Energy	253	33,543
UGI	182	7,464
Vistra	427	7,549

		455,661

Total Common Stock (Cost $12,005,408)		15,162,597

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency, Cl Institutional, 0.030%(A)	70,648	70,648

Total Short-Term Investment (Cost $70,648)		70,648

Total Investments - 100.0% (Cost $12,076,056)		$15,233,245

Percentages are based on Net Assets of $15,235,467.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(A)	Rate shown represents the 7-day effective yield as of March 31, 2021.

Cl — Class

PLC — Public Limited Company

As of March 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2021 (Unaudited)

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0600